Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

In accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are required to disclose certain information about the relationship between the compensation actually paid to our named executive officers and certain measures of company performance. For information on our compensation philosophy, please see “
Compensation Discussion and Analysis
.”

						Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO (in millions) ($)(2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (in millions) ($)(3)	Average Compensation Actually Paid to Non-CEO Named Executive Officers (in millions) ($)(4)		Tesla Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (in millions) ($)(7)	Revenue (in millions) ($)(8)
2022	—	(9,703)	0.3	(165.3)		441.68	151.29	12,587	81,462
2021	—	15,016	0.3	(74.3	)(9)	1,263.09	235.13	5,644	53,823
2020	—	43,019	46.6	393.0		843.44	162.40	862	31,536
(1)	Represents the total compensation reported for Elon Musk (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Musk, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Musk during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Musk’s total compensation, as reported in the Summary Compensation Table for each year, to determine the compensation actually paid.

Year	Reported Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments (in millions) ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Benefit Adjustments ($)	Compensation Actually Paid to CEO (in millions) ($)
2022	—	—	(9,703)	—	—	(9,703)
2021	—	—	15,016	—	—	15,016
2020	—	—	43,019	—	—	43,019

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted and Unvested in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (in millions) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (Vesting Date Compared to the Value at the End of the Prior Year) (in millions) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments (in millions) ($)
2022	—	(4,973)	—	(4,730)	—	—	(9,703)
2021	—	13,028	—	1,988	—	—	15,016
2020	—	36,329	—	6,690	—	—	43,019

(3)
Represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Elon Musk, who has served as our CEO since 2008) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Musk) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Zachary Kirkhorn and Andrew Baglino; (ii) for 2021, Zachary Kirkhorn, Andrew Baglino and Jerome Guillen; and (iii) for 2020, Zachary Kirkhorn, Andrew Baglino and Jerome Guillen.

(4)
The dollar amounts reported in this column is the average compensation actually paid for our NEOs other than our CEO in each applicable year, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the NEO’s total compensation, as reported in the Summary Compensation Table for each applicable year, to determine the compensation actually paid.

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs (in millions) ($)	Average Reported Value of Equity Awards (in millions) ($)	Average Equity Award Adjustments (in millions) ($) (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments ($)	Average Compensation Actually Paid to Non-CEO NEOs (in millions) ($)
2022	0.3	—	(165.6)	—	—	(165.3)
2021	0.3	—	(74.6)	—	—	(74.3)
2020	46.6	46.3	392.7	—	—	393.0

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted and Unvested in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards (in millions) ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (in millions) ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (Vesting Date Compared to the Value at the End of the Prior Year) (in millions) ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (in millions) ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments (in millions) ($)
2022	—	(110.5)	—	(55.1)	—	—	(165.6)
2021	—	78.7	—	(2.9)	(150.4)	—	(74.6)
2020	84.2	278.7	0.7	29.1	—	—	392.7

(5)
Total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted group total shareholder return (“TSR”), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the group of all public companies with SIC code 3711.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
In the Company’s assessment, revenue is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company for the most recently completed fiscal year, to link compensation actually paid to performance.

(9)
Mr. Guillen departed Tesla in June 2021, which led to certain forfeitures of unvested awards. The average compensation actually paid in 2021 to our NEOs other than our CEO and Mr. Guillen was approximately $123.2 million.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]	Represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Elon Musk, who has served as our CEO since 2008) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Musk) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Zachary Kirkhorn and Andrew Baglino; (ii) for 2021, Zachary Kirkhorn, Andrew Baglino and Jerome Guillen; and (iii) for 2020, Zachary Kirkhorn, Andrew Baglino and Jerome Guillen.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted group total shareholder return (“TSR”), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the group of all public companies with SIC code 3711.
PEO Total Compensation Amount	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ (9,703,000,000)	15,016,000,000	43,019,000,000
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Musk, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Musk during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Musk’s total compensation, as reported in the Summary Compensation Table for each year, to determine the compensation actually paid.

Year	Reported Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments (in millions) ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Benefit Adjustments ($)	Compensation Actually Paid to CEO (in millions) ($)
2022	—	—	(9,703)	—	—	(9,703)
2021	—	—	15,016	—	—	15,016
2020	—	—	43,019	—	—	43,019

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted and Unvested in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (in millions) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (Vesting Date Compared to the Value at the End of the Prior Year) (in millions) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments (in millions) ($)
2022	—	(4,973)	—	(4,730)	—	—	(9,703)
2021	—	13,028	—	1,988	—	—	15,016
2020	—	36,329	—	6,690	—	—	43,019

Non-PEO NEO Average Total Compensation Amount	$ 300,000	300,000	46,600,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ (165,300,000)	(74,300,000)	393,000,000
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in this column is the average compensation actually paid for our NEOs other than our CEO in each applicable year, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the NEO’s total compensation, as reported in the Summary Compensation Table for each applicable year, to determine the compensation actually paid.

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs (in millions) ($)	Average Reported Value of Equity Awards (in millions) ($)	Average Equity Award Adjustments (in millions) ($) (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments ($)	Average Compensation Actually Paid to Non-CEO NEOs (in millions) ($)
2022	0.3	—	(165.6)	—	—	(165.3)
2021	0.3	—	(74.6)	—	—	(74.3)
2020	46.6	46.3	392.7	—	—	393.0

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted and Unvested in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards (in millions) ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (in millions) ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (Vesting Date Compared to the Value at the End of the Prior Year) (in millions) ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (in millions) ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments (in millions) ($)
2022	—	(110.5)	—	(55.1)	—	—	(165.6)
2021	—	78.7	—	(2.9)	(150.4)	—	(74.6)
2020	84.2	278.7	0.7	29.1	—	—	392.7

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
While a positive TSR may not align with an increase in compensation actually paid, as further demonstrated by the following graph, any decreases in TSR would align to decreases in compensation actually paid.

While a positive TSR may not align with an increase in compensation actually paid, as further demonstrated by the following graph, any decreases in TSR would align with decreases in compensation actually paid.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of our peer group’s
TSR over the same period.

Tabular List [Table Text Block]
Most Important Financial Performance Measures
This list below includes the three financial measures that in our assessment represent the most important financial performance measures used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance. See “
Compensation Discussion and Analysis
” for further details.
Revenue
Adjusted EBITDA
Market Capitalization

Total Shareholder Return Amount	$ 441.68	1,263.09	843.44
Peer Group Total Shareholder Return Amount	151.29	235.13	162.4
Net Income (Loss)	$ 12,587,000,000	$ 5,644,000,000	$ 862,000,000
Company Selected Measure Amount	81,462,000,000	53,823,000,000	31,536,000,000
PEO Name	Elon Musk
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Market Capitalization
PEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,703,000,000)	15,016,000,000	43,019,000,000
PEO [Member] | Reported Change In The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year End Fair Value Of Equity Awards Granted And Unvested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,973,000,000)	13,028,000,000	36,329,000,000
PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,730,000,000)	1,988,000,000	6,690,000,000
PEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	46,300,000
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(165,600,000)	(74,600,000)	392,700,000
Non-PEO NEO [Member] | Reported Change In The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(110,500,000)	78,700,000	278,700,000
Non-PEO NEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	700,000
Non-PEO NEO [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(55,100,000)	(2,900,000)	29,100,000
Non-PEO NEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(150,400,000)	0
Non-PEO NEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 84.2